Other Assets	12 Months Ended
Dec. 31, 2015
Other Assets [Abstract]
Other Assets

10. Other assets

Other assets consisted of the following as of December 31, 2015 and 2014:

	As of December 31,
	2015		2014
Inventory	$260,269		$315,532
Debt issuance costs	210,504		203,965
Lease incentives	162,277		116,061
Other receivables	174,841		75,819
Investments (Note 11)	114,711		115,554
Notes receivables	116,197	(a)	135,154	(b)
Derivative assets (Note 12)	18,965		24,549
Other tangible fixed assets	20,845		21,028
Straight-line rents, prepaid expenses and other	85,114		39,430
	$1,163,723		$1,047,092

(a)

As of December 31, 2015, we did not have an allowance for credit losses on notes receivables. We recognized a $2.0 million provision during the year ended December 31, 2015,  which was used upon termination of the related leases.

(b)	As of December 31, 2014, we did not have an allowance for credit losses on notes receivables and there was no activity recorded for credit losses during the year ended December 31, 2014.

During the years ended December 31, 2015, 2014 and 2013, we recorded amortization expense for debt issuance costs of $43.1 million, $79.5 million and $29.6 million, respectively. The unamortized debt issuance costs as of December 31, 2015 are amortizing through 2045.